FS MVP PRIVATE MARKETS FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (UNAUDITED)

Description	Principal	Maturity Date	Cost	Fair Value
Direct Credit (2.88%)
Beacon Oral Specialist (3M SOFR + 6.00%) (1.00% floor)(a)(b)(c)(d)	$7,221,131	12/14/2026	$7,218,246	$7,212,466
Beta Plus Technologies, Inc., TL (3M SOFR + 5.75%) (1.00% floor)(a)(b)(d)	4,824,561	9/29/2029	4,512,846	4,693,888
CMG PARENT, LLC (12.75%)(a)(b)(d)(e)	9,359,828	7/17/2033	9,214,535	8,936,502
CMG PARENT, LLC Delayed Draw Holding (12.75%)(a)(b)(d)(e)(f)	5,250,000	7/17/2033	5,203,771	5,012,553
CMS Group Holdings, LLC (3M SOFR + 4.75%)(a)(b)(d)	4,659,167	11/18/2029	4,643,955	4,659,167
ETE Intermediate II, LLC RC (3M SOFR + 5.00%)(a)(b)(d)(f)	267,857	5/29/2029	267,844	267,857
ETE Intermediate II, LLC TL (3M SOFR + 5.00%)(a)(b)(d)	2,165,179	5/29/2029	2,128,453	2,165,179
Harrell-Fish, LLC Delayed term loan (3M SOFR + 5.50%)(a)(b)(d)(f)	22,727	12/3/2031	22,727	22,727
Harrell-Fish, LLC TL (9.20%)(a)(b)(d)	68,182	12/3/2031	68,182	68,182
MDME Holdings, LLC (3M SOFR + 6.25%) (1.00% floor)(a)(b)(d)	4,314,023	8/3/2027	4,282,037	3,884,497
MDME Incremental T/L (3M SOFR + 6.25%) (1.00% floor)(a)(b)(d)	533,459	8/3/2027	531,400	480,345
NAS, LLC (3M SOFR + 6.50%) (1.00% floor)(a)(b)(d)	8,464,589	5/15/2026	8,460,890	7,901,249
North Acquisition LLC (3M SOFR + 6.75%) (1.50% floor)(a)(b)(d)	5,975,411	7/27/2027	5,947,267	5,538,984
Orthodontic Partner LLC DDTL4 (3M SOFR + 6.50%) (1.00% floor)(a)(b)(d)	938,958	10/12/2027	936,866	937,837
Orthodontic Partners, LLC DDTL (3M SOFR + 6.50%) (1.00% floor)(a)(b)(d)	1,871,421	10/12/2027	1,866,085	1,869,188
Reliable Medical Supply AcquisitionCo LLC (11.50%)(a)(b)(d)	110,144	6/30/2033	107,811	107,743

Description (continued)	Principal	Maturity Date	Cost	Fair Value
Road Tested Parts, LLC TL (3M SOFR + 6.50%) (1.00% floor)(a)(b)(g)(n)	$2,189,341	8/17/2027	$1,955,456	$826,612
Spectrum Vision (3M SOFR + 6.50%) (1.00% floor)(a)(b)(d)	5,513,964	11/17/2026	5,512,801	5,513,878
VRS Buyer Inc. (11.25%)(a)(b)(d)(e)	103,229	4/10/2033	101,307	102,172

Total Direct Credit			$62,982,479	$60,201,026
Unfunded Loan Commitments			$(5,494,342)	$(5,494,342)
Net Direct Credit			$57,488,137	$54,706,684

Description	Acquisition Date	Cost	Fair Value
Direct Equity (40.21%)(g)
3BC Matrix, L.P., LLC (a)(b)(g)	5/12/2025	$9,950,000	$19,899,999
ABCL Equity Investors, L.P. (a)(b)(g)	8/12/2025	13,333,333	16,496,156
AEP Galaxy-A, L.P. (b)(f)(g)	7/13/2023	10,210,548	13,803,639
AeriTek Global Parent, LLC (b)(g)	10/30/2024	8,424,246	15,614,461
ASP Arcadia Co-Invest, L.P. (b)(f)(g)	2/5/2024	9,545,295	2,550,829
BA Hissho Blocker, LLC (a)(b)(h)(g)	5/16/2022	3,892,937	9,091,796
BA VII CIV-A, L.P. (b)(g)	12/22/2025	18,000,000	17,953,631
Biloxi Co-Investment , L.P. (b)(f)(g)	8/11/2021	3,357,231	4,909,517
Calera Capital Partners VI C4 Blocked AIV, L.P. (b)(f)(g)	5/9/2024	3,379,614	4,393,555
Calera XXV, LLC (b)(f)(i)(g)	5/9/2024	8,038,365	10,606,560
Calera XXVIII, LLC (b)(g)	12/29/2025	21,650,000	21,590,678
Charger Investment , L.P. (b)(g)	9/30/2021	3,421,295	18,636,576
CIP Bland Landscaping Holdings MF SPV, LLC (a)(b)(g)	12/19/2024	10,359,254	11,714,309
CMG Buyer Holdings, Inc. (a)(b)(g)	7/17/2025	1,500,000	1,500,001
CP III Decked Co-investment, LLC (b)(c)(g)	2/10/2026	18,000,000	20,258,515
CP III NSW Co-Investment A, LLC (b)(i)(g)	12/13/2024	8,481,000	12,893,697
CP III NSW Co-Investment B, LLC (b)(g)	12/13/2024	4,000,000	6,068,890
CSC COMFORT CO-INVEST AGGREGATOR, L.P. (b)(g)	3/27/2026	20,037,221	20,000,000
CSC Tau Co-Invest Aggregator, L.P. (a)(b)(g)	1/30/2025	15,037,504	11,028,330
CV Holdco, LLC (a)(b)(g)	5/20/2024	10,595,775	8,895,671
Cynosure 2020 Co-Investment, LLC Series B (b)(f)(i)(g)	9/30/2021	–	511,205
Gainline Tubing Co-Investment Holdings, LLC (b)(i)(g)	12/3/2024	5,557,154	7,974,828
Gauge Reliable Blocker Buyer, LLC (b)(g)	3/31/2026	7,000,000	7,000,000
Greenbriar Coinvest WPS, L.P. (b)(f)(g)	2/13/2023	5,319,870	7,352,284

Description (continued)	Acquisition Date	Cost	Fair Value
Greenbriar Coinvestment AIT, L.P. (b)(g)	4/28/2026	$19,594,608	$19,565,217
GSP HBH Co-Invest Fund-A, L.P. (b)(g)	12/18/2025	3,169,991	3,595,450
IEM Parent, L.P. (a)(b)(g)	2/1/2023	5,774,264	105,738,963
Imaginary Venture Capital NK-1, L.P. (b)(g)	2/10/2026	6,680,000	6,680,000
Incline V RKD Co-Invest A, L.P. (b)(g)	8/16/2022	12,070,044	14,323,612
Industrial Defender TopCo, L.P. (Banneker) (b)(g)	3/31/2026	5,000,000	5,000,000
MDME Holdings, LLC (a)(b)(g)	8/3/2022	66,624	42,386
Medical Device Opportunities S.C.A. (a)(b)(f)(j)(g)	6/29/2023	5,219,914	8,991,181
MFG Mellott Fund A, LLC (a)(b)(g)	9/9/2021	3,000,000	6,654,430
MiddleGround Checker Co-Invest Partners, L.P. (a)(b)(g)	2/10/2022	12,018,978	3,577,584
MiddleGround Royal Palm Co-Invest Partners, L.P. (b)(g)	2/10/2022	1,446,474	–
MML Partnership Capital VII S.C.Sp. (a)(b)(g)	8/21/2023	10,000,000	19,046,794
NCS Investment, L.P. (a)(b)(i)(g)	6/13/2025	10,120,000	12,678,009
Nitrogen Aggregator, L.P. (b)(g)	2/2/2026	7,276,610	7,200,000
NKT Group AB (b)(j)(g)	2/13/2026	8,280,963	7,629,296
North Acquisition, LLC (a)(b)(i)(g)	7/27/2022	150,000	150,000
NS HF A, LLC (a)(b)(g)	12/23/2025	3,647,287	4,766,950
NS UPS A, LLC (b)(f)(g)	7/18/2024	5,057,943	5,639,199
NS UPS Investment, LLC (b)(g)	7/18/2024	1,959,953	2,205,622
OEP VIII Project Vector Co-Investment (b)(g)	12/20/2021	8,027,290	16,808,411
PBP Co-Invest, L.P (b)(g)	4/28/2026	25,183,926	25,000,000
PS Co-Invest II, L.P. (b)(g)	11/6/2025	5,211,048	5,265,803
RCP Monte Nido Co-Investment Fund, L.P. (a)(b)(g)	8/24/2022	17,491,594	–
RCP Nats Co-Investment Fund, L.P. (b)(g)	3/18/2025	13,432,415	23,353,564
Resurgens III Co-Invest A, L.P. (b)(g)	2/23/2026	7,587,065	7,500,000
Ridgemont Equity Coinvest III AGP Blocker, L.P. (a)(b)(k)(g)	10/12/2021	4,000,000	4,496,905
Rivean Co-Invest Stratus C.V. (b)(j)(g)	1/16/2026	12,575,271	12,340,036
SCP FCA Investments, LLC (b)(f)(i)(g)	6/6/2024	7,550,000	16,942,270
Shoreline CJS Investment, L.P. (b)(g)	12/23/2025	13,500,000	13,858,203
SPC Totalmed, LLC (b)(g)	3/10/2023	10,000,000	6,443,163
Sunstone Partners III Lower Aggregator E, L.P. (b)(g)	4/30/2026	13,750,000	13,750,000
Thor Co-Invest, L.P. (b)(g)	12/11/2025	20,158,207	20,000,000
TPG Growth V Deacon, L.P. (b)(g)	12/22/2023	10,095,238	10,897,349
TPG Growth V Walkabout CI, L.P. (b)(i)(g)	9/19/2023	7,547,561	7,128,862
TRF Sagebrush Co-Invest, L.P. (b)(g)	11/1/2024	10,545,249	15,442,883
Truelink Atlas, L.P. (b)(g)	6/26/2025	7,501,184	9,118,725
V-Co-Invest IV, L.P. (b)(g)	4/12/2024	5,050,000	5,721,899
VRS Parent Holdings, L.P. (a)(b)(g)	7/17/2025	15,000,000	15,000,000
V-Sky Co-Invest Aggregator II, L.P. (b)(g)	9/2/2021	5,007,539	4,489,553

Description (continued)	Acquisition Date	Cost	Fair Value
Warrior Ultimate Holdings, LLC (a)(b)(i)(g)	12/27/2024	$6,500,000	$7,479,784
WCI-BXC Investment Holdings L.P. (b)(g)	10/31/2023	13,136,583	10,914,291
Western Pavement Services Holdings, L.P. (b)(g)	9/12/2025	5,750,000	8,222,953

Total Direct Equity		$584,224,465	$764,404,474

Description	Acquisition Date	Cost	Fair Value
Secondary Investments (43.27%)(g)
ABRY Heritage Partners (Cayman AIV), L.P. (b)(f)(g)	3/28/2024	8,513	–
ABRY Heritage Partners II, L.P. (b)(f)(g)	3/28/2024	652,015	788,840
ABRY Heritage Partners, L.P. (b)(f)(g)	3/28/2024	267,764	603,127
ABRY Partners IX, L.P. (b)(f)(g)	9/30/2021	8,756,014	15,756,576
ABRY Partners VI, L.P. (b)(g)	3/28/2024	11,110	–
ABRY Partners VII, L.P. (b)(g)	12/31/2024	93,647	222,978
ABRY Partners VIII (Cayman AIV), L.P. (b)(g)	3/28/2024	56,728	–
ABRY Partners VIII, L.P. (b)(f)(g)	3/28/2024	215,557	172,877
Accel Growth Fund V L.P. (b)(c)(g)	6/30/2026	290,164	282,084
Accel Growth Fund VI L.P. (b)(c)(g)	6/30/2026	373,574	323,823
Accel India VI L.P. (b)(c)(g)	6/30/2026	36,001	34,184
Accel Leaders Fund II L.P. (b)(c)(g)	6/30/2026	59,006	57,718
Accel London VII L.P. (b)(c)(g)	6/30/2026	40,846	48,746
Accel XIV L.P. (b)(c)(g)	6/30/2026	60,007	50,860
Accel XV L.P. (b)(c)(g)	6/30/2026	84,177	126,258
Accel XVI L.P. (b)(c)(g)	6/30/2026	233,411	236,880
Accel-KKR Capital Partners CV IV Strategic Fund, L.P. (b)(f)(g)	3/22/2022	4,802,512	6,125,464
Accel-KKR Growth Capital Partners III, L.P. (b)(c)(g)	3/31/2026	698,513	658,282
AG Concert Limited Partnership (b)(l)(g)	3/31/2026	104,038	157,091
Alpine Investors IX, L.P. (b)(c)(g)	3/31/2026	538,149	538,149
Alpine Investors VIII, L.P. (b)(c)(g)	3/20/2026	2,424,164	2,419,320
American Securities VII (b)(f)(g)	6/30/2023	28,709,907	13,213,256
Apse Capital II L.P. (b)(j)(g)	10/29/2024	17,761,772	26,237,231
Ares Corporate Opportunities Fund IV, L.P. (b)(c)(g)	6/30/2025	1,052,933	1,080,798
Astorg Mid-Cap (b)(c)(g)	6/30/2026	718,682	804,269
Astorg VII SLP (b)(c)(g)	6/30/2026	1,069,898	1,290,024
Astorg VIII (b)(c)(g)	6/30/2026	2,370,352	2,797,292
Atomico V SCSp (b)(c)(g)	12/31/2025	798,763	1,099,303
Avista Healthcare Partners I, L.P. (b)(c)(g)	3/31/2026	622,551	836,324
Bain Capital Fund X, L.P. (b)(f)(g)	4/1/2024	92,635	54,599
Bain Capital Fund XIII, L.P. (b)(c)(g)	3/31/2026	780,667	811,073
Bain Capital Venture 2005, L.P. (b)(f)(g)	6/28/2024	29,569	28,283
Bain Capital Venture 2007, L.P. (b)(g)	6/28/2024	453,144	517,278
Bain Capital Venture 2012, L.P. (b)(g)	6/28/2024	644,539	674,279

Description (continued)	Acquisition Date	Cost	Fair Value
Bain Capital Venture 2014, L.P. (b)(f)(g)	6/28/2024	$925,754	$1,111,011
Bain Capital Venture 2016, L.P. (b)(g)	6/28/2024	4,029,562	3,688,483
Bain Capital Venture Coinvestment Fund L.P. (b)(f)(g)	6/28/2024	142,981	248,852
Battery Ventures X, L.P. Group (b)(c)(g)	12/31/2025	219,789	236,164
Battery Ventures XI-A Side Fund, L.P. (b)(c)(g)	1/7/2025	2,300,519	2,797,635
Battery Ventures XI-A, L.P. (b)(c)(g)	1/7/2025	3,227,087	4,645,335
Battery Ventures XII Side Fund, L.P. (b)(c)(f)(g)	9/30/2021	6,158,787	5,174,128
Battery Ventures XII, L.P. (b)(c)(f)(g)	9/30/2021	10,160,856	10,647,252
Battery Ventures XIII Side Fund, L.P. (b)(c)(g)	12/31/2025	422,892	472,879
Battery Ventures XIII, L.P. (b)(c)(g)	12/31/2025	564,768	639,266
Bencis VI (b)(j)(g)	12/31/2025	231,062	269,281
Berkshire Fund IX, L.P. (b)(f)(i)(g)	9/30/2021	11,959,480	14,400,702
Berkshire Fund VIII, L.P. (b)(f)(g)	3/31/2023	5,658,802	1,008,081
Bison Capital Partners IV, L.P. (b)(c)(g)	6/30/2025	1,311,752	2,975,472
Blue Point Capital Partners III, L.P. (b)(c)(g)	6/30/2025	471,833	1,854,317
Bowmark Capital Partners VI, L.P. (b)(j)(g)	3/31/2026	111,045	161,351
Bregal Sagemount IV-A L.P. (b)(c)(g)	3/31/2026	321,787	371,911
Bregal Unternehmerkapital III-A SCSp (b)(f)(j)(g)	9/30/2024	1,330,305	2,132,911
Brentwood Associates Opportunities Fund II, L.P. (b)(g)	7/18/2025	9,992,610	13,788,023
Brentwood Associates Private Equity V-A, L.P. (b)(c)(g)	6/30/2025	10,310,003	10,304,686
BVIP Fund VIII, L.P. (b)(c)(g)	6/30/2025	1,965,830	2,181,552
Centerbridge Capital Partners III, L.P. (b)(c)(f)(g)	3/28/2024	18,603,184	15,202,301
Centerbridge Capital Partners IV, L.P. (b)(c)(f)(g)	6/30/2025	1,738,490	2,087,054
Charlesbank Equity Fund IX, L.P. (b)(f)(i)(g)	9/30/2021	7,001,161	9,159,138
Clayton, Dubilier & Rice Fund XI, L.P. (b)(c)(g)	3/31/2026	741,715	970,309
Clayton, Dubilier & Rice Fund XII, L.P. (b)(c)(g)	3/31/2026	285,199	318,069
Clearview Capital Fund IV, L.P. (b)(c)(g)	6/30/2026	3,934,104	4,977,310
Clearview Capital Fund V, L.P. (b)(c)(g)	6/30/2026	1,500,381	1,965,434
COREalpha Private Equity Partners Co-Investment (b)(f)(g)	5/31/2024	3,554,553	3,802,238
CVC Capital Partners VIII (A) L.P. (b)(j)(g)	3/31/2026	1,107,350	1,177,610
Dominus Capital Partners (Offshore) II (b)(c)(g)	3/31/2026	1,384,737	2,079,209
Edgewater Growth Capital Partners III, L.P. (b)(g)	6/30/2025	659,623	1,606,913
EnCap Energy Capital Fund IX, L.P. (b)(c)(g)	6/30/2025	1,044,154	1,415,784

Description (continued)	Acquisition Date	Cost	Fair Value
EnCap Energy Capital Fund VIII-B, L.P. (b)(c)(g)	6/30/2025	$561,485	$168,567
EnCap Energy Capital Fund X, L.P. (b)(c)(g)	3/31/2026	232,031	272,295
EnCap Flatrock Midstream Fund II, L.P. (b)(c)(g)	6/30/2025	–	35,074
EnCap Flatrock Midstream Fund III, L.P. (b)(c)(g)	6/30/2025	2,442,458	1,446,464
Endeavour Capital Fund VII, L.P. (b)(c)(g)	3/31/2026	176,872	409,153
Epiris Fund III L.P. (b)(j)(g)	12/31/2025	1,061,708	770,343
EQT VII (No. 1) Limited Partnership (b)(f)(j)(g)	3/28/2024	1,827,169	1,231,171
EQT VIII (No.1) SCSp (b)(f)(j)(g)	3/28/2024	2,590,550	1,778,779
Excellere Capital Fund II, L.P. (b)(c)(g)	6/30/2025	1,886,156	2,734,231
ForgePoint Cybersecurity Fund I, L.P. (b)(g)	1/4/2024	475,937	323,070
Francisco Partners V, L.P. (b)(c)(f)(g)	1/31/2024	2,132,781	2,314,530
Francisco Partners V-A, L.P. (b)(f)(g)	1/4/2024	505,008	517,938
Francisco Partners VI, L.P. (b)(f)(g)	1/4/2024	2,550,877	3,766,535
Francisco Partners VI-B, L.P. (b)(f)(g)	10/1/2024	2,124,053	2,574,357
FS Equity Partners CV1, L.P. (b)(g)	7/2/2025	13,272,788	17,043,207
FSN Capital Confluence L.P. (b)(f)(j)(g)	7/22/2024	7,327,587	12,143,843
Gallant Capital Partners I-A, L.P. (b)(g)	10/1/2024	1,586,651	1,616,475
Gauge Capital Parallel IV L.P. (b)(c)(g)	3/31/2026	244,483	205,321
GEI Jupiter Holdings J, L.P. (b)(c)(g)	12/31/2025	1,179,796	1,213,740
Genstar Capital Partners X, L.P. (b)(f)(g)	1/3/2024	793,749	950,295
GHO Capital Virtue, L.P. (b)(f)(g)	4/21/2022	9,656,868	8,762,690
GMB Mezzanine Capital II, L.P. (b)(c)(g)	6/30/2025	208,231	55,452
GMB Mezzanine Capital III, L.P. (b)(c)(g)	6/30/2025	201,371	377,509
Green Equity Investors VI, L.P. (b)(c)(g)	12/31/2025	572,549	1,682,728
Greenbriar Equity Fund VI, L.P. (b)(c)(g)	2/2/2026	1,766,673	2,057,066
Greycroft Growth IV, L.P. (b)(c)(g)	6/30/2026	1,102,647	1,663,453
Greycroft Partners II, L.P. (b)(f)(g)	1/17/2024	90,707	51,874
Greycroft Partners VII, L.P. (b)(c)(g)	6/30/2026	850,603	1,152,454
GSP 3.0 Fund, L.P. (b)(c)(g)	9/30/2025	2,179,533	3,131,889
GTCR Fund XI/A LP and GTCR Fund XI/B LP (b)(c)(g)	12/31/2025	153,198	235,948
GTCR Fund XII/A LP, GTCR Fund XII/B L.P. (b)(c)(g)	12/31/2025	1,279,586	1,423,733
GTCR Fund XIV/C LP (b)(c)(g)	12/31/2025	312,092	351,830
Hellman & Friedman Capital Partners IX, L.P (b)(c)(g)	6/30/2026	11,913,350	11,952,499
Hellman & Friedman Capital Partners IX, L.P. (b)(c)(g)	3/31/2026	1,620,939	1,640,083
Hellman & Friedman Capital Partners VIII, L.P. (b)(c)(f)(g)	9/30/2021	13,991,457	9,062,232
Hellman & Friedman Capital Partners X, L.P. (b)(c)(g)	3/31/2026	1,747,104	2,122,707
HGGC Fund II, L.P. (b)(c)(f)(i)(g)	9/30/2021	11,444,096	10,406,365
HGGC Fund III, L.P. (b)(f)(g)	9/30/2021	1,770,571	5,365,956
The Huron Fund V L.P. (b)(g)	3/31/2026	341,238	366,540
Huron Silver Fund LP (b)(g)	6/30/2026	365,203	368,366

Description (continued)	Acquisition Date	Cost	Fair Value
Iaso Fund, L.P. (b)(g)	12/12/2025	$12,275,123	$13,236,965
Icon Partners III, L.P. (b)(f)(g)	7/12/2021	4,343,132	–
Icon Partners IV B, L.P (b)(f)(g)	7/12/2021	2,253,629	2,689,429
Incline Equity Partners III, L.P. (b)(c)(g)	6/30/2025	15,981	–
Incline Precision Fund, L.P. (b)(g)	10/17/2025	9,364,727	9,685,645
Insight Partners (Cayman) XI, L.P. (b)(c)(g)	3/31/2026	904,250	980,542
Insight Venture Partners (Cayman) IX, L.P. (b)(c)(g)	3/31/2026	912,652	1,274,793
Insight Venture Partners (Cayman) X, L.P. (b)(c)(g)	3/31/2026	1,361,366	1,587,727
Insight Venture Partners IX, L.P. (b)(c)(f)(g)	9/30/2021	23,373,646	13,741,260
Insight Venture Partners VII, L.P. (b)(c)(g)	3/31/2026	13,014,980	16,214,335
Institutional Venture Partners XVI, L.P. (b)(g)	9/30/2021	2,693,807	1,762,999
KKR North America Fund XI L.P. (b)(c)(g)	6/30/2025	1,383,510	1,529,424
Lakestar Growth I LP (b)(j)(g)	9/30/2021	871,091	1,160,087
Lakestar I LP (b)(f)(j)(g)	9/30/2024	64,040	34,863
Lakestar III LP (b)(f)(j)(g)	9/30/2024	708,584	373,737
Lightyear Fund IV, L.P. (b)(f)(i)(g)	9/30/2021	5,287,925	5,339,342
Linden Capital Partners II L.P. (b)(c)(f)(g)	6/30/2025	2,538,567	389,930
Linden Capital Partners IV, L.P. (b)(c)(f)(g)	9/30/2023	6,129,357	7,184,157
Littlejohn Associates VI, L.P. (b)(c)(g)	3/31/2026	594,849	720,408
Livingbridge V (b)(j)(g)	3/31/2026	778,627	1,188,858
Livingbridge VI (b)(j)(g)	3/31/2026	3,018,455	4,436,277
Livingbridge VII (b)(j)(g)	3/31/2026	2,053,680	2,810,767
Long Ridge Equity Partners IV-B, L.P. (b)(c)(g)	3/31/2026	121,837	121,197
Longitude Venture Partners II, L.P. (b)(c)(g)	6/30/2025	840,932	636,990
Marlin Equity V, L.P. (b)(c)(g)	1/15/2025	2,779,057	3,061,501
Mill City Fund II, L.P. (b)(g)	6/30/2025	2,404,925	2,960,845
Montagu+ 2 (Feeder) SCSp (b)(j)(g)	12/11/2025	12,263,020	14,404,191
NB Eclipse Fund LP (b)(f)(g)	9/30/2024	9,198,713	12,289,630
New Enterprise Associates 16, L.P. (b)(g)	2/3/2026	710,387	1,130,067
New Enterprise Associates 17, L.P. (b)(g)	2/3/2026	642,573	1,105,873
New Mountain Partners IV, L.P (b)(f)(i)(g)	9/30/2021	4,593,884	996,057
New Mountain Partners V, L.P. (b)(f)(i)(g)	9/30/2021	8,816,236	3,720,624
New Mountain Partners VI, L.P. (b)(f)(g)	1/4/2024	582,633	736,321
NewView Capital Special Opportunities Fund III, LP (b)(f)(g)	6/17/2024	14,866,366	21,677,338
Northleaf Momentum Holdings, LP (b)(g)	10/16/2025	9,553,494	11,174,120
Norvestor SPV III SCSp (b)(j)(g)	12/17/2025	5,556,477	7,081,362
NYLCAP Mezzanine Partners III, LP (b)(c)(g)	9/19/2025	1,306	–
Odyssey Investment Partners Fund VI, L.P. (b)(g)	3/31/2026	278,256	252,131

Description (continued)	Acquisition Date	Cost	Fair Value
Odyssey Investment Partners V, L.P. (b)(f)(i)(g)	9/30/2021	$4,320,616	$2,459,591
OEP VI Feeder (Cayman), L.P. (b)(g)	3/31/2026	13,123	109,031
OEP VI Feeder (Individual U.S.), L.P. (b)(g)	3/31/2026	34,582	321,108
OEP VII Feeder (Individual U.S.), L.P. (b)(g)	3/31/2026	1,459,519	1,843,461
Olympus Growth Fund VI, L.P. (b)(g)	6/30/2025	5,367,631	7,312,487
Olympus Growth Fund VII, L.P. (b)(c)(g)	6/30/2025	38,527,147	44,088,729
One Peak Growth III SCSp (b)(j)(g)	3/31/2026	1,255,644	1,455,747
One Rock Capital Partners, LP (b)(g)	6/30/2025	953,496	430,273
OrbiMed Asia Partners IV,L.P. (b)(g)	12/31/2025	396,884	665,318
OrbiMed Private Investments VI, L.P. (b)(g)	12/31/2025	471,792	797,154
OrbiMed Private Investments VII, L.P. (b)(g)	12/31/2025	648,047	979,710
OrbiMed Private Investments VIII, L.P. (b)(g)	12/31/2025	521,421	736,315
Paine Schwartz Food Chain Fund IV, L.P. (b)(g)	9/26/2025	5,326,588	5,413,552
Pantheon Viking Co-Invest, L.P. (b)(f)(g)	9/29/2023	4,800,174	6,982,265
Parthenon Investors VI, L.P. (b)(g)	3/31/2026	436,708	408,233
Parthenon Investors VII Parallel, L.P. (b)(g)	3/31/2026	358,641	355,289
Parthenon Kairos, L.P. (b)(g)	3/31/2026	18,196,579	18,094,826
PE Premier Blackstone Strategic Partners (b)(g)	3/31/2026	3,616,535	5,715,515
PE Premier Vintage Secondary Strategies II Onshore (b)(g)	3/31/2026	5,001,652	7,215,436
Peak Rock Capital Holdings III L.P. (b)(g)	3/31/2026	2,092,480	2,523,997
Percheron Horsepower-A LP (b)(g)	9/22/2025	8,616,094	11,242,892
Platinum Equity Capital Partners III, L.P. (b)(g)	6/30/2025	613,420	656,561
Platinum Equity Capital Partners IV, L.P. (b)(f)(g)	9/30/2021	9,893,366	6,288,513
Polaris Partners IX, L.P. (b)(g)	12/31/2025	2,092,456	3,067,380
Polaris Partners VII, L.P. (b)(g)	12/31/2025	517,760	1,051,839
Polaris Partners VIII, L.P. (b)(g)	12/31/2025	430,906	824,937
Ponte Davis, LLC (b)(g)	8/8/2025	4,166,426	4,701,250
PWP Growth Equity Fund I (GreyLion I) (b)(c)(g)	6/30/2026	3,993,499	5,390,736
PWP Growth Equity Fund II (GreyLion II) (b)(c)(g)	6/30/2026	2,967,557	4,357,462
Quad-C Partners IX, L.P. (b)(f)(i)(g)	9/30/2021	6,464,959	8,364,231
Ridgemont Equity Partners III, L.P. (b)(g)	1/14/2025	1,177,964	936,511
Roark Capital Partners V (TE) LP (b)(g)	6/30/2026	1,187,598	1,446,664
Rubicon Technology Partners II L.P. (b)(g)	3/31/2026	186,615	303,528
Rubicon Technology Partners III L.P. (b)(g)	3/31/2026	815,341	1,611,278

Description (continued)	Acquisition Date	Cost	Fair Value
Rubicon Technology Partners IV L.P. (b)(g)	3/31/2026	$912,836	$1,798,144
Scale Venture Partners III, L.P. (b)(g)	3/31/2026	63,991	117,906
Scale Venture Partners IV, L.P. (b)(g)	3/31/2026	43,963	111,592
Searchlight Capital CF SPK, L.P. (b)(f)(g)	11/14/2023	9,111,406	12,988,210
Searchlight Capital III PV, L.P. (b)(f)(g)	9/30/2024	1,280,702	1,791,100
Sentinel Capital Partners V, L.P. (b)(g)	3/31/2026	232,583	348,596
Sentinel Capital Partners VI, L.P. (b)(c)(g)	3/31/2026	2,760,379	2,664,775
Sentinel Capital Partners VI, L.P._Project Palm (b)(c)(g)	6/30/2026	1,823,922	2,368,690
Sentinel Capital Partners Vll, L.P. (b)(c)(g)	3/31/2026	2,607,368	2,209,886
Sentinel Continuation Fund I, L.P. (b)(g)	3/31/2026	863,137	1,087,196
Silver Lake Alpine, L.P. (b)(c)(f)(g)	9/25/2025	9,589,486	11,958,789
Silver Lake Partners V, L.P. (b)(c)(f)(g)	9/1/2023	16,001,702	12,493,522
Silver Lake Partners V, L.P._Project Aspen (b)(c)(g)	5/31/2026	448,241	540,834
Silver Oak CCS SPV, L.P. (b)(g)	12/20/2021	1,990,228	2,843,369
SK Capital Partners III, L.P. (b)(g)	6/30/2025	3,292,691	1,602,086
SK Capital Partners IV-A, L.P. (b)(g)	6/30/2025	4,926,279	3,042,459
SPC Partners V, L.P. (b)(g)	6/30/2025	2,593,155	3,050,754
Stepstone Capital Partners IV, L.P. (b)(f)(g)	9/30/2021	1,802,440	2,207,818
StepStone GE V, L.P. (b)(g)	3/31/2026	5,310,045	6,478,921
Sterling Group Partners V, L.P (b)(g)	3/31/2026	651,041	751,148
STG VI, L.P. (b)(g)	3/31/2026	498,050	616,539
Stripes V(A), L.P. (b)(g)	3/31/2026	1,954,922	3,056,375
Summer Street Capital III, L.P. (b)(g)	6/30/2025	387,352	610,154
Sunland Investors I L.P. (b)(g)	3/31/2026	996,695	1,354,236
SunTx Capital Partners II, L.P. (b)(c)(g)	6/30/2025	1,082,691	3,156,884
SunTx Capital Partners III, L.P. (b)(g)	6/30/2025	7,180,951	10,266,798
Tailwind Capital Partners II, L.P. (b)(c)(g)	6/30/2025	655,515	–
Tenex Capital Partners III, L.P. (b)(f)(g)	9/30/2024	1,208,358	1,345,236
Thoma Bravo Discover Fund II, L.P. (b)(f)(g)	3/31/2026	444,366	732,398
Thoma Bravo Fund XII, L.P. (b)(c)(f)(g)	9/30/2023	10,635,968	4,705,279
Thoma Bravo Fund XII-A, L.P. (b)(f)(g)	1/4/2024	574,828	430,265
Thoma Bravo Fund XIII, L.P. (b)(f)(g)	9/30/2021	16,931,016	15,687,388
Thoma Bravo Fund XIV-A, L.P. (b)(f)(g)	1/4/2024	901,998	932,635
Thoma Bravo Fund XV, L.P. (b)(f)(g)	1/4/2024	808,690	1,034,232
Trinity Ventures 2024, L.P. (b)(g)	12/20/2024	9,282,739	8,615,566
Triton IV Continuation Fund SCSP (b)(f)(j)(g)	4/25/2023	6,232,291	11,113,628
Triton IV US, L.P. (b)(f)(j)(g)	7/29/2024	291,409	532,318
Triton V, L.P. (b)(f)(j)(g)	4/2/2024	2,794,865	4,190,258
TZP Capital Partners II, L.P. (b)(c)(g)	6/30/2025	3,819,129	4,644,523
TZP Capital Partners III, L.P. (b)(c)(g)	6/30/2025	4,150,366	4,649,036
TZP Small Cap Partners II, L.P. (b)(c)(g)	6/30/2025	6,440,262	8,318,626
Venture Investors Early Stage Fund V LP (b)(g)	6/30/2025	560,784	912,764
Verdane Edda III (D2) AB (b)(j)(g)	12/31/2025	896,937	1,131,095
Verdane Freya XI (D2)AB (b)(j)(g)	12/31/2025	1,642,299	2,072,420

Description (continued)	Acquisition Date	Cost	Fair Value
Vista Equity Partners Fund VII-A, L.P. (b)(g)	12/31/2024	$5,719,857	$5,973,297
Waud Capital Partners QP IV, L.P. (b)(f)(i)(g)	12/31/2021	9,167,250	8,828,671
Wind jammer Senior Equity Fund V, L.P. (b)(g)	9/30/2024	356,318	596,596
Wind Point Partners AAV II, L.P. (b)(f)(g)	7/28/2023	2,582,020	–
Wind Point Partners AAV, L.P. (b)(f)(g)	7/8/2021	3,219,018	1,078,194
Wind Point Partners VII-A, L.P. (b)(f)(g)	6/30/2025	212,612	6,673
Wind Point Partners VIII-A, L.P. (b)(f)(i)(g)	9/30/2021	2,619,305	1,874,475
WndrCo, LLC (b)(g)	3/31/2026	1,030,230	2,145,704

Total Secondary Investments		$768,483,612	$822,574,358

Description	Acquisition Date	Cost	Fair Value
Primary Investments (4.62%)(g)
Audax Private Equity Origins Fund I, L.P. (b)(f)(g)	4/21/2022	7,758,456	5,833,473
Banner Capital Fund II, L.P. (b)(g)	4/30/2026	3,123,634	3,051,030
Bansk Fund I-B, L.P. (b)(f)(g)	4/24/2023	8,208,442	10,505,090
BharCap Partners II-B, L.P. (b)(g)	4/14/2025	3,672,636	4,673,919
Brentwood Associates Private Equity Fund VII-A (b)(g)	12/16/2025	2,538,149	3,971,910
Cynosure Partners III Offshore, L.P. (b)(f)(g)	12/27/2024	8,146,158	8,736,303
FFL Parallel Fund V, L.P. (b)(f)(g)	5/6/2022	10,070,140	14,925,194
Gridiron Capital Fund V, L.P. (b)(f)(g)	3/31/2023	8,919,191	10,543,816
Kohlberg TE Investors X, L.P. (b)(f)(g)	7/31/2024	4,178,456	4,926,085
North Haven Capital Partners VIII-A, L.P. (b)(g)	8/12/2025	2,048,172	2,273,720
Norwest Mezzanine Partners, V, L.P. (b)(f)(g)	9/29/2023	1,183,008	1,212,422
One Equity Partners VIII, L.P. (b)(f)(g)	4/5/2022	8,597,262	12,001,295
Sheridan Capital Partners HCIT Fund I-A, L.P. (b)(f)(g)	11/14/2025	4,191,036	4,447,306
WP COREalpha (Cayman) VII, L.P. (b)(f)(g)	6/20/2024	587,296	635,210

Total Primary Investments		$73,222,036	$87,736,773

Short-Term Investments (9.45%)	Cost	Fair Value
Fidelity Treasury Fund - Class I, 3.04%(d)(m)	792,635	792,635
Goldman Sachs Financial Square Government Fund - Class I, 3.54%(d)(m)	175,354,816	175,354,816
Vanguard Federal Money Market - Class I, 3.58%(d)(m)	3,500,458	3,500,458

Total Short-Term Investments	$179,647,909	$179,647,909

	Cost	Fair Value
Total Investments (100.43%)	$1,663,066,159	$1,909,070,198
Liabilities In Excess of Other Assets (0.43%)		(8,154,971)
Net Assets (100.00%)		$1,900,915,227

Rates:

As of June 30, 2026, the 3 Month Secured Overnight Financing Rate (“SOFR”) was 3.73%.

(a)	Level 3 securities fair valued under procedures established by the Trustees, represent 16.94% of Net Assets. The total value of these securities is $321,955,932.
(b)	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents the initial acquisition date of the Fund’s investment in the position. Total fair value of restricted securities amounts to $1,734,916,631, which represents 91.27% of net assets as of June 30, 2026.
(c)	All or a portion of this security is custodied with MVP Private Markets Fund (S), LLC at June 30, 2026.
(d)	Income producing security.
(e)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(f)	Investment has been committed to but has not been fully funded by the Fund at June 30, 2026. See Notes for total unfunded investment commitments.
(g)	Non-income producing security.
(h)	The Fund owns 500,000 Class A units.
(i)	All or a portion of this security is custodied with MVP Private Markets Sub-Fund, LLC at June 30, 2026.
(j)	Represents a security domiciled in Western Europe.
(k)	The Fund owns 4,545,455 subscriber units.
(l)	Represents a security domiciled in Japan.
(m)	The rate shown is the annualized 7-day yield as of June 30, 2026.
(n)	Asset is on non-accrual.

*	All securities are domiciled in the United States unless otherwise noted.

See Notes to Quarterly Schedule of Investments.

FS MVP Private Markets Fund

Notes to Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the fiscal year ended March 31, 2026.

PORTFOLIO VALUATION

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

Level 2 —	inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

Level 3 —	significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments in Portfolio Funds are recorded at fair value, using the Investment Funds’ NAV as a “practical expedient,” in accordance with ASC 820.

The private equity Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. The Fund may not be able to resell some of its investments for extended periods, which may be several years. The Fund may invest in primary and secondary investments. Primary investments are investments in newly established private equity funds. Secondary investments are investments in existing private equity funds that are acquired in privately negotiated transactions.

The Fund calculates its net asset value as of the close of business on the last business day of each month, each date that a Share is offered or repurchased, as of the date of any distribution and at such other times as the Board shall determine (each, a “Determination Date”). In determining its net asset value, the Fund values its investments as of the relevant Determination Date. The net asset value of the Fund equals, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date. The net asset value of Class A Shares, Class I Shares and Class D Shares will be calculated separately based on the fees and expenses applicable to each class. It is expected that the net asset value of Class A Shares, Class I Shares and Class D Shares will vary over time due to the different fees and expenses applicable to each class.

The Board has approved valuation procedures for the Fund (the “Valuation Policy”), and has approved the delegation of the day-to-day work of determining fair values and pricing responsibility for the Fund to the Adviser as the Fund’s Valuation Designee, subject to the oversight of the Board. The valuation of the Fund’s investments is performed in accordance with Financial Accounting Standards Board’s Accounting Standards Codification 820 — Fair Value Measurements and Disclosures.

The Valuation Policy provides that the Fund will value its Fund Investments at fair value.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a recognized pricing service.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued based on their respective market price, subject to adjustment based on potential restrictions on the transfer or sale of such securities.

Debt instruments for which market quotations are readily available are typically valued based on such market quotations. In validating market quotations, the Valuation Designee considers different factors such as the source and the nature of the quotation and trading volume in order to determine whether the quotation represents fair value. The Adviser makes use of reputable financial information providers in order to obtain the relevant quotations.

For debt and equity securities which are not publicly traded or for which market prices are not readily available (unquoted investments) the fair value is determined in good faith. In determining the fair values of Direct Investments, the Valuation Designee will typically apply widely recognized market and income valuation methodologies including, but not limited to, earnings and multiple analysis, discounted cash flow method and third-party valuations. In order to determine a fair value, these methods are applied to the latest information provided by the relevant Portfolio Companies or other business counterparties.

Secondary Investments and Primary Investments in Portfolio Funds are generally valued based on the most recent net asset value reported by the associated Sponsor taking into account the subsequent cash flow activity with respect thereto as set forth below, provided that if the Valuation Designee concludes in good faith that the most recent net asset value reported by a Sponsor does not represent fair value, the Valuation Designee will make a corresponding adjustment to reflect the current fair value of such Portfolio Fund. In determining the fair value of assets held by Portfolio Funds, the Valuation Designee applies valuation methodologies as outlined above. Any cash flows since the reference date of the last net asset value for a Portfolio Fund received by the Fund from a Sponsor until the Determination Date are recognized by (i) adding the nominal amount of the investment related capital calls and (ii) deducting the nominal amount of investment related distributions from the net asset value as reported by the Sponsor.

Notwithstanding the above, Sponsors may adopt a variety of valuation bases and provide differing levels of information concerning Portfolio Funds and other investments and there will generally be no liquid markets for such investments. Consequently, there are inherent difficulties in determining the fair value that cannot be eliminated. The Valuation Designee will not be able to confirm independently the accuracy of valuations provided by the Sponsors (which are generally unaudited).

Determining the fair value of investments for which market values are not readily available is necessarily subject to incomplete information, reporting delays and many subjective judgments; accordingly, fair value determinations made by the Valuation Designee should be considered as estimates. Due to the inherent uncertainty involved in such determinations, the reported fair value of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Fund.

Expenses of the Fund, including the Investment Management Fee, are accrued on a monthly basis on the Determination Date and taken into account for the purpose of determining the Fund’s NAV.

The following table represents the inputs used to value the investments at fair value on the Consolidated Statement of Assets and Liabilities within the valuation hierarchy as of June 30, 2026:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Direct Credit	$–	$–	$54,706,684	$54,706,684
Direct Equity	–	–	267,249,248	764,404,474
Primary Investments	–	–	–	87,736,773
Secondary Investments	–	–	–	822,574,358
Short Term Investments	179,647,909	–	–	179,647,909
Total	$179,647,909	$–	$321,955,932	$1,909,070,198

*	Refer to the Fund’s Schedule of Investments for a listing of securities by type.

Direct Equity, Primary Investments and Secondary Investments fair valued using net asset value (or its equivalent) as a practical expedient are not included in the fair value hierarchy. As such, investments in securities with a fair value of $1,407,466,357 are excluded from the fair value hierarchy as of June 30, 2026.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Direct Credit	Direct Equity	Total
Balance as of March 31, 2026	$55,414,215	$258,375,149	$313,789,364
Accrued discount/ premium	46,369	–	46,369
Realized Gain/(Loss)	1,986	–	1,986
Change in Unrealized Appreciation/(Depreciation)	(728,014)	17,369,694	16,641,680
Purchases	116,187	2,533,699	2,649,886
Sales Proceeds	(144,059)	–	(144,059)
Transfer into Level 3	–	11,028,330	11,028,330
Transfer out of Level 3	–	(22,057,624)	(22,057,624)
Balance as of June 30, 2026	$54,706,684	$267,249,248	$321,955,932
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at June 30, 2026	$(728,014)	$11,948,996	$11,220,982

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2026:

Asset Class	Fair Value at June 30, 2026	Valuation Techniques	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input
Direct Credit	$41,184,465	Relative Value Analysis	Yield to Maturity	8.68%-22.85%	12.84%	Decrease
Direct Credit	13,522,219	Recent transaction	N/A	N/A	N/A	N/A
Direct Equity	267,249,248	Market Comparable Companies	EBITDA Multiple	6.0x - 17.9x	12.5x	Increase

The Fund’s investments in Portfolio Funds, along with their corresponding unfunded commitments and other attributes, as of June 30, 2026, are briefly summarized in the table below.

Financing Stage	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (In Days)	Redemption Restriction Terms
Buyout	Control investments in established companies	$1,149,970,191	$231,536,622	Up to 10 Years	None	N/A	N/A
Growth Capital	Non-control investments in established companies with strong growth characteristics	133,649,829	7,627,874	Up to 10 Years	None	N/A	N/A
Special Situations/ Other	Investments in mezzanine, distressed debt, energy/utility and turnarounds	14,916,162	3,217,745	Up to 10 Years	None	N/A	N/A

*	The information summarized in the table above represents the general terms for the specified financing stage. Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Portfolio Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

Private equity is a common term for investments that typically are made in non-public companies through privately negotiated transactions. Private equity investors generally seek to acquire quality assets at attractive valuations and use operational expertise to enhance value and improve portfolio company performance. Buyout funds acquire private and public companies, as well as divisions of larger companies. Private equity specialists then seek to uncover value-enhancing opportunities in portfolio companies, unlock the value of the portfolio company and reposition it for sale at a multiple of invested equity.

The following outlines the primary investment strategies of the Portfolio Funds held by the Fund as of June 30, 2026.

Buyouts: Control investments in established, cash flow positive companies are usually classified as buyouts. Buyout investments may focus on small-, mid- or large-capitalization companies, and such investments collectively represent a substantial majority of the capital deployed in the overall private equity market. The use of debt financing, or leverage, is prevalent in buyout transactions—particularly in the large-cap segment.

Growth Capital: Investments in new and emerging companies are usually classified as venture capital. Such investments are often in technology, healthcare or other high growth industries.

Special Situations: A broad range including mezzanine, distressed debt, energy/utility investments and turnarounds.

Types of private equity investments that the Fund may make include:

Primary Investments. Primary investments are interests or investments in newly established private equity funds. Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period.

Secondary Investments. Secondary investments are interests in existing private equity funds that are acquired in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period.

Direct Investments. Direct investments involve taking an interest in securities issued by an operating company, whether equity or credit. Direct equity investments generally involve new owners taking a material stake in the target company, frequently a controlling interest, and exercising significant influence on the growth and development of the company through work with the company’s management and board of directors. Direct credit investments often represent financing for buyout or growth investments and may have various features and covenants designed to protect the lender’s interests; such investments may include both secured and unsecured loans, bonds and/or other forms of debt. Direct investments may vary in duration, but usually are exited within two to six years.